Earnings (Loss) Per Share - Schedule of Components of Basic and Diluted Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net (loss) income attributable to the Company	$ (3,582,332)	$ 1,691,983	$ 858,605
Weighted average outstanding ordinary shares-Basic	41,788,437	40,859,626	40,231,159
Weighted average outstanding ordinary shares-Basic - dilutive effect of stock options- employees		669,317	92,010
Weighted average outstanding ordinary shares-Basic - dilutive effect of stock options- nonemployees		36,637	10,477
Weighted average outstanding ordinary shares- Diluted	41,788,437	41,565,580	40,333,646
(Loss) earnings per share: Basic	$ (0.09)	$ 0.04	$ 0.02
(Loss) earnings per share: Diluted	$ (0.09)	$ 0.04	$ 0.02